Intangible Assets (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets [Abstract]
Impairment change
Amortization expense	$ 4,632,352	$ 257,008	$ 4,008,693	$ 1,298,333